Summary of Goodwill by Segment (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 17,148	$ 16,976
Additions	151
Foreign currency translation adjustments and other	(958)	172
Ending balance	16,341	17,148
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,846	2,836
Additions	40
Foreign currency translation adjustments and other	(55)	10
Ending balance	2,831	2,846
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	14,142	13,980
Additions
Foreign currency translation adjustments and other	(902)	162
Ending balance	13,240	14,142
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	160	160
Additions	111
Foreign currency translation adjustments and other	(1)
Ending balance	$ 270	$ 160